Equity Narrative (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Outstanding Number of Shares	52,890,761	47,325,438	47,325,438	47,325,438
Capital increase in cash number of shares	5,403,125	0	0
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Capital increase in cash - public offering	€ 312	€ 0	€ 0
Equity-settled share-based payment expense	0	0	0
Capital increase via exercise warrants	€ 9	€ 0	€ 0
Par value per share	€ 0.058	€ 0.058	€ 0.058
Expenses directly attributable to public offering	€ 0	€ 0	€ 0
Total share-premium [member]
Disclosure of classes of share capital [line items]
Capital increase in cash - public offering	59,575	0	0
Equity-settled share-based payment expense	633	820	921
Capital increase via exercise warrants	593	0	0
Expenses directly attributable to public offering	€ (4,003)	€ 0	€ 0